Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	655,807,255.16	27,848
Principal Payments	17,169,125.21	423
Defaulted Receivables	3,839,028.76	161
Repurchased Accounts	0.00	0
Pool Balance at 02/29/20	634,799,101.19	27,264

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.28%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	22,574,815.97	1,003
Past Due 61-90 days	6,328,946.46	292
Past Due 91-120 days	1,453,035.80	83
Past Due 121+ days	0.00	0
Total	30,356,798.23	1,378

Total 31+ Delinquent as % Ending Pool Balance	4.78%
Total 61+ Delinquent as % Ending Pool Balance	1.23%
Delinquency Trigger Occurred	NO

Recoveries	1,677,942.36
Aggregate Net Losses/(Gains) - February 2020	2,161,086.40
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	3.95%
Prior Net Losses Ratio	3.58%
Second Prior Net Losses Ratio	2.29%
Third Prior Net Losses Ratio	0.54%
Four Month Average	2.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.80%

Overcollateralization Target Amount	82,523,883.15
Actual Overcollateralization	70,101,071.60
Weighted Average APR	8.99%
Weighted Average Remaining Term	62.77

Flow of Funds	$ Amount

Collections	23,510,043.66
Investment Earnings on Cash Accounts	10,781.72
Servicing Fee	(683,132.56)
Transfer to Collection Account	-
Available Funds	22,837,692.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	735,467.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	21,849,305.40
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-

Total Distributions of Available Funds	22,837,692.82

Servicing Fee	683,132.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 02/18/20	586,547,334.99
Principal Paid	21,849,305.40
Note Balance @ 03/16/20	564,698,029.59

Class A-1
Note Balance @ 02/18/20	17,987,334.99
Principal Paid	17,987,334.99
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2a
Note Balance @ 02/18/20	242,000,000.00
Principal Paid	3,200,674.11
Note Balance @ 03/16/20	238,799,325.89
Note Factor @ 03/16/20	98.6774074%

Class A-2b
Note Balance @ 02/18/20	50,000,000.00
Principal Paid	661,296.30
Note Balance @ 03/16/20	49,338,703.70
Note Factor @ 03/16/20	98.6774074%

Class A-3
Note Balance @ 02/18/20	129,890,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	129,890,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	59,560,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	59,560,000.00
Note Factor @ 03/16/20	100.0000000%

Class C
Note Balance @ 02/18/20	37,970,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	37,970,000.00
Note Factor @ 03/16/20	100.0000000%

Class D
Note Balance @ 02/18/20	32,390,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	32,390,000.00
Note Factor @ 03/16/20	100.0000000%

Class E
Note Balance @ 02/18/20	16,750,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	16,750,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	988,387.42
Total Principal Paid	21,849,305.40
Total Paid	22,837,692.82

Class A-1
Coupon	2.12123%
Interest Paid	28,616.46
Principal Paid	17,987,334.99
Total Paid to A-1 Holders	18,015,951.45

Class A-2a
Coupon	2.06000%
Interest Paid	415,433.33
Principal Paid	3,200,674.11
Total Paid to A-2a Holders	3,616,107.44

Class A-2b
One-Month Libor	1.65825%
Coupon	1.99825%
Interest Paid	74,934.38
Principal Paid	661,296.30
Total Paid to A-2b Holders	736,230.68

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4354412
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7318831
Total Distribution Amount	33.1673243

A-1 Interest Distribution Amount	0.2384705
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	149.8944583
Total A-1 Distribution Amount	150.1329288

A-2a Interest Distribution Amount	1.7166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	13.2259261
Total A-2a Distribution Amount	14.9425928

A-2b Interest Distribution Amount	1.4986876
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	13.2259260
Total A-2b Distribution Amount	14.7246136

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	3,721,910.51
Investment Earnings	5,017.13
Investment Earnings Paid	(5,017.13)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.